TIAA-CREF FUNDS

SUPPLEMENT NO. 1
dated June 24, 2013
to the Statement of Additional Information
dated April 12, 2013 (with respect to the International Opportunities Fund)

SUPPLEMENT NO. 2
dated June 24, 2013
to the Statement of Additional Information
dated March 1, 2013 as supplemented April 12, 2013
(with respect to all other Equity Funds)

SUPPLEMENT NO. 5
dated June 24, 2013
to the Statement of Additional Information
dated September 21, 2012, as supplemented December 5, 2012, January 2, 2013, March 1, 2013
and April 12, 2013
(with respect to the Social Choice Bond Fund)

SUPPLEMENT NO. 5
dated June 24, 2013
to the Statement of Additional Information
dated August 1, 2012, as supplemented December 5, 2012, January 2, 2013, March 1, 2013
and April 12, 2013
(with respect to all other Fixed-Income Funds and the Real Estate Securities Fund)
(collectively, the “SAI”)

OFFICER INFORMATION

Effective June 24, 2013, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) appointed Robert G. Leary as Executive Vice President of the Trust. Effective May 14, 2013, the Board of Trustees of the Trust appointed Carol W. Deckbar as Executive Vice President of the Trust. Additionally, certain biographical information for Phillip T. Rollock has been updated.

Accordingly, the following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-28 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative, Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006–2007) and Managing Director (1995–2005), AIG Financial Products Corp.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TCAM (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).

The following information hereby replaces in its entirety the entry for Mr. Rollock in the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-28 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2013.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2013). Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (2012–2013). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

A14044 (6/13)

TIAA-CREF FUNDS
FUNDS-OF-FUNDS

(Lifecycle Funds, Lifecycle Index Funds, Lifestyle Funds and Managed Allocation Fund)
(each a series of the TIAA-CREF Funds (the “Trust”))

SUPPLEMENT NO. 3
dated June 24, 2013
to the Statement of Additional Information dated October 1, 2012, as supplemented December 5, 2012 and January 2, 2013 (“SAI”)

OFFICER INFORMATION

Effective June 24, 2013, the Board of Trustees of the Trust appointed Robert G. Leary as Executive Vice President of the Trust. Effective May 14, 2013, the Board of Trustees of the Trust appointed Carol W. Deckbar as Executive Vice President of the Trust. Additionally, certain biographical information for Phillip T. Rollock has been updated.

Accordingly, the following information is hereby added to the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/20/61	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President and President of Asset Management of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since June 2013). Former Representative,Securities Research, Inc. (February–May 2013). President and Chief Operating Officer, U.S., ING Americas (2011–2012). Chief Executive Officer, ING Insurance US (2010–2011). Chairman and Chief Executive Officer, ING Investment Management, Americas (2007–2009). Executive Vice President (2006–2007) and Managing Director (1995–2005), AIG Financial Products Corp.

Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/13/62	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President (since 2013), Chief Operating Officer (“COO”) (since 2012) and Interim Head of Asset Management (2012–2013) of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2013). Senior Managing Director, President, and COO of Advisors and Investment Management (since 2012). Senior Vice President, Investment Products, TIAA (2009–2012). Managing Director, Mutual Fund Products, TIAA (2007–2009). Director of Advisors (since 2008). Manager, President, and COO of TCAA and TCAS (since 2011). Director of TCAM (since 2011). Manager of TIAA-CREF Individual and Institutional Services, LLC (since 2010). Director of Westchester Group Investment Management, Inc. (since 2011). Manager of Beaver Investment Holdings, LLC (since 2012). Director of GreenWood Resources, Inc. (since 2012).

The following information hereby replaces in its entirety the entry for Mr. Rollock in the chart entitled “Officers” in the section entitled “Management of the Trust” beginning on page B-26 of the SAI:

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/31/62	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2013.	Senior Managing Director and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since 2013). Senior Vice President and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (2012–2013). Former Managing Director, Retirement and Individual Financial Services (2010–2012) and Vice President, Product Development and Management, Institutional Client Services (2006–2010) of TIAA.

A14045 (6/13)